S000002887 [Member] Expense Example - BlackRock Global Allocation V.I. Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	440
Expense Example, with Redemption, 10 Years	986
Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	1,270
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	$ 1,385